Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Overview

As required by Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing certain disclosure regarding executive compensation for our Chief Executive Officer, Mr. Levin, and our other current and former NEOs as a group (collectively, the “non-CEO NEOs”) on an average basis, as well as certain performance measures, for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Amounts for Compensation Actually Paid (“CAP”) in the tables below have been calculated in accordance with Item 402(v) and do not represent amounts actually earned by or paid to our current and former NEOs for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
A substantial portion of the amounts reported in the CAP columns in the tables below relates to changes in the fair value of unvested IAC equity awards over the course of the relevant fiscal year and fiscal year over fiscal year. The fair value of such awards changes as the market price of IAC common stock changes, and the vesting of such awards is subject to continued service through the applicable vesting dates (and in the case of Mr. Levin only, the satisfaction of certain IAC stock price targets). As a result, the value that may be realized by our current NEOs related to their unvested IAC equity awards cannot be determined as of the date of this proxy statement and can only be determined on the applicable vesting dates for such awards.
The valuation assumptions and/or methodologies used to calculate the fair value of IAC equity awards as of the end of each fiscal year did not materially differ from those used to calculate the value of such awards as of the applicable grant dates. The fair value of outstanding IAC equity awards at vesting is calculated by multiplying the closing price of IAC common stock on the vesting date by the number of awards so vesting.
Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on:		GAAP Net Earnings (Loss)
					Company TSR(5) ($)	Industry Index TSR(5) ($)
2023	$5,040,756	$16,132,356	$5,008,736	$6,606,274	$125.65	$222.87	$265,942,000
2022	$4,477,703	$(156,075,397)	$7,730,392	$(9,642,661)	$106.50	$133.55	$(1,170,170,000)
2021	$5,365,063	$(93,995,837)	$2,798,740	$(5,183,712)	$313.54	$204.24	$597,547,000
2020	$202,403,426	$333,730,467	$32,166,360	$40,668,833	$302.20	$148.89	$269,726,000

(1)
Represents the amount of total compensation reported for Mr. Levin for each fiscal year in the Total column of the Summary Compensation Table on page 39. Mr. Levin has served as our Chief Executive Officer for all fiscal years shown in the table above.

(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Mr. Levin for each applicable fiscal year in the Total column of the Summary Compensation Table on page 39 to arrive at CAP:

Year	Summary Compensation Table Total for CEO ($)	Minus Reported Value of Equity Awards ($)	Plus (Minus) Equity Award Adjustments(a) ($)	Compensation Actually Paid to CEO ($)
2023	$5,040,756	—	$11,091,600	$16,132,356
2022	$4,477,703	—	$(160,553,100)	$(156,075,397)
2021	$5,365,063	—	$(99,360,900)	$(93,995,837)
2020	$202,403,426	$196,080,294	$327,407,335	$333,730,467

(a)
Represents adjustments to the fair value of Mr. Levin’s IAC equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Total Equity Award Adjustments ($)
2023	—	$11,091,600	—	$11,091,600
2022	—	$(160,553,100)	—	$(160,553,100)
2021	—	$(99,360,900)	—	$(99,360,900)
2020	$311,192,400	$(45,322,181)	$61,537,116	$327,407,335
The Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards from and after 2021 reflects adjustments to Mr. Levin’s equity awards in connection with the Vimeo Spin-Off.
(3)
Represents the average of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table on page 39 (and, in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements).

The names of each non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2023, Messrs. Diller, Halpin and Stein and Ms. Handler, (ii) for 2022, Messrs. Diller, Halpin and Stein and Ms. Handler, (iii) for 2021, Messrs. Diller and Stein, Ms. Handler and our former Executive Vice President and Chief Financial Officer, Glenn H. Schiffman, and (iv) for 2020, Messrs. Diller, Schiffman and Stein and our former Executive Vice President and General Counsel, Gregg Winiarski.
(4)
The dollar amounts reported in the Average CAP to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table on page 39 (and, in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements):

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Minus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	$5,008,736	$2,624,988	$4,222,526	$6,606,274
2022	$7,730,392	$6,249,975	$(11,123,079)	$(9,642,661)
2021	$2,798,740	$562,484	$(7,419,968)	$(5,183,712)
2020	$32,166,360	$28,735,300	$37,237,773	$40,668,833

(x)
Represents adjustments to the average fair value of non-CEO NEO equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2023	$2,588,908	$1,577,648	$55,970	$4,222,526
2022	$2,157,174	$(13,289,474)	$9,222	$(11,123,079)
2021	$581,986	$(8,019,698)	$17,744	$(7,419,968)
2020	$30,613,635	$(19,857,568)	$26,481,707	$37,237,773

(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of IAC common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with applicable SEC rules), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through December 30, 2023. All historical prices for IAC common stock have been adjusted to reflect the Match Separation and the Vimeo Spin-Off. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Represents the amount of total compensation reported for Mr. Levin for each fiscal year in the Total column of the Summary Compensation Table on page 39. Mr. Levin has served as our Chief Executive Officer for all fiscal years shown in the table above.
(3)
Represents the average of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table on page 39 (and, in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements).

The names of each non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2023, Messrs. Diller, Halpin and Stein and Ms. Handler, (ii) for 2022, Messrs. Diller, Halpin and Stein and Ms. Handler, (iii) for 2021, Messrs. Diller and Stein, Ms. Handler and our former Executive Vice President and Chief Financial Officer, Glenn H. Schiffman, and (iv) for 2020, Messrs. Diller, Schiffman and Stein and our former Executive Vice President and General Counsel, Gregg Winiarski.

Peer Group Issuers, Footnote
(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of IAC common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with applicable SEC rules), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through December 30, 2023. All historical prices for IAC common stock have been adjusted to reflect the Match Separation and the Vimeo Spin-Off. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,040,756	$ 4,477,703	$ 5,365,063	$ 202,403,426
PEO Actually Paid Compensation Amount	$ 16,132,356	(156,075,397)	(93,995,837)	333,730,467
Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Mr. Levin for each applicable fiscal year in the Total column of the Summary Compensation Table on page 39 to arrive at CAP:

Year	Summary Compensation Table Total for CEO ($)	Minus Reported Value of Equity Awards ($)	Plus (Minus) Equity Award Adjustments(a) ($)	Compensation Actually Paid to CEO ($)
2023	$5,040,756	—	$11,091,600	$16,132,356
2022	$4,477,703	—	$(160,553,100)	$(156,075,397)
2021	$5,365,063	—	$(99,360,900)	$(93,995,837)
2020	$202,403,426	$196,080,294	$327,407,335	$333,730,467

(a)
Represents adjustments to the fair value of Mr. Levin’s IAC equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Total Equity Award Adjustments ($)
2023	—	$11,091,600	—	$11,091,600
2022	—	$(160,553,100)	—	$(160,553,100)
2021	—	$(99,360,900)	—	$(99,360,900)
2020	$311,192,400	$(45,322,181)	$61,537,116	$327,407,335

Non-PEO NEO Average Total Compensation Amount	$ 5,008,736	7,730,392	2,798,740	32,166,360
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,606,274	(9,642,661)	(5,183,712)	40,668,833
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the Average CAP to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table on page 39 (and, in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements):

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Minus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	$5,008,736	$2,624,988	$4,222,526	$6,606,274
2022	$7,730,392	$6,249,975	$(11,123,079)	$(9,642,661)
2021	$2,798,740	$562,484	$(7,419,968)	$(5,183,712)
2020	$32,166,360	$28,735,300	$37,237,773	$40,668,833

(x)
Represents adjustments to the average fair value of non-CEO NEO equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2023	$2,588,908	$1,577,648	$55,970	$4,222,526
2022	$2,157,174	$(13,289,474)	$9,222	$(11,123,079)
2021	$581,986	$(8,019,698)	$17,744	$(7,419,968)
2020	$30,613,635	$(19,857,568)	$26,481,707	$37,237,773

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures

All IAC NEOs are generally eligible for annual cash bonuses and long-term incentives on a discretionary basis. For the fiscal years covered in the tables above, IAC’s executive compensation program did not link compensation to be paid to our NEOs to the achievement of one or more specified financial performance measures, nor did it rely on other formulaic or other arithmetic approaches to determine such compensation. See Compensation Discussion and Analysis for more information on annual cash bonuses paid for 2023 performance and IAC equity awards granted to our NEOs in 2023.

Total Shareholder Return Amount	$ 125.65	106.5	313.54	302.2
Peer Group Total Shareholder Return Amount	222.87	133.55	204.24	148.89
Net Income (Loss)	$ 265,942,000	(1,170,170,000)	597,547,000	269,726,000
PEO Name	Mr. Levin
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(196,080,294)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,091,600	(160,553,100)	(99,360,900)	327,407,335
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				311,192,400
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,091,600	(160,553,100)	(99,360,900)	(45,322,181)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				61,537,116
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,624,988)	(6,249,975)	(562,484)	(28,735,300)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,222,526	(11,123,079)	(7,419,968)	37,237,773
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,588,908	2,157,174	581,986	30,613,635
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,577,648	(13,289,474)	(8,019,698)	(19,857,568)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,970	$ 9,222	$ 17,744	$ 26,481,707